Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011. The Company had no income or loss for the period from the Company's date of inception to December 31, 2010 (amounts in thousands, expect for shares and per share data):

	Year Ended December 31,
	2012	2011
Net loss from continuing operations attributable to stockholders	$(38,700)	$(3,883)
Less: dividends declared on preferred shares	(368)	—
Net loss from continuing operations attributable to common stockholders	(39,068)	(3,883)
Net loss from discontinued operations attributable to common stockholders	(699)	(816)
Net loss attributable to common stockholders	$(39,767)	$(4,699)

Weighted average common shares outstanding	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.38)	$(1.04)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$(0.01)	$(0.22)
Basic and diluted net loss per share attributable to common stockholders	$(0.39)	$(1.26)